Document and Entity Information	Dec. 31, 2021
Risk/Return:
Registrant Name	CALVERT WORLD VALUES FUND INC
Registrant CIK	0000884110
SEC Form	497
Period end date	Dec. 31, 2021
Investment Company Type	N-1A
Risk/Return	Supplement to Prospectus dated February 1, 2022 as revised April 29, 2022
Amendment Flag	false